Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 5,121	$ 5,738
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	6,145	6,823
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	1,418	1,616
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,972	1,699
Impaired financing receivables, with an allowance recorded, Related Allowance	188	263
Impaired financing receivables, Recorded Investment, Total	6,539	7,354
Impaired financing receivables, Unpaid Principal Balance, Total	8,117	8,522
Impaired financing receivables, Related Allowance, Total	188	263
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,230	851
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,751	1,034
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	753	22
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,303	23
Impaired financing receivables, with an allowance recorded, Related Allowance	82	23
Impaired financing receivables, Recorded Investment, Total	1,983	873
Impaired financing receivables, Unpaid Principal Balance, Total	3,054	1,057
Impaired financing receivables, Related Allowance, Total	82	23
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,658	1,224
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,803	1,343
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	238	917
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	238	999
Impaired financing receivables, with an allowance recorded, Related Allowance	4	103
Impaired financing receivables, Recorded Investment, Total	1,896	2,141
Impaired financing receivables, Unpaid Principal Balance, Total	2,041	2,342
Impaired financing receivables, Related Allowance, Total	4	103
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	359	1,742
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	386	1,826
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, Recorded Investment, Total	359	1,742
Impaired financing receivables, Unpaid Principal Balance, Total	386	1,826
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,259	965
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,590	1,591
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	427	677
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	431	677
Impaired financing receivables, with an allowance recorded, Related Allowance	102	137
Impaired financing receivables, Recorded Investment, Total	1,686	1,642
Impaired financing receivables, Unpaid Principal Balance, Total	2,021	2,268
Impaired financing receivables, Related Allowance, Total	102	137
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	614	953
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	614	1,026
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, Recorded Investment, Total	614	953
Impaired financing receivables, Unpaid Principal Balance, Total	614	1,026
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1	3
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1	3
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, Recorded Investment, Total	1	3
Impaired financing receivables, Unpaid Principal Balance, Total	$ 1	$ 3